Acquisitions and Divestitures	9 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the nine months ended December 31, 2020 and 2021.
In addition, purchase price allocations have been completed during the three months ended June 30, 2020, for investees engaged in wind power generation in India, which were acquired as wholly-owned subsidiaries. As a result, the fair value of the consideration paid fell below the fair value of net assets, which was the difference between identifiable assets and underwriting liabilities, by ¥4,365 million and the amount was recognized as bargain purchase gains. The Company did not recognize any bargain purchase gain during the nine months ended December 31, 2021.
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2020 and 2021 amounted to ¥9,436 million and ¥26,105 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2020 mainly consisted of ¥574 million in Corporate Financial Services and Maintenance Leasing segment, ¥1,131 million in Environment and Energy segment, ¥2,451 million in ORIX USA segment and ¥4,936 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2021 mainly consisted of ¥749 million in Corporate Financial Services and Maintenance Leasing segment, ¥3,895 million in Environment and Energy segment, ¥15,733 million in ORIX USA segment and ¥5,691 million in Asia and Australia segment.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2020 and 2021 amounted to ¥1,755 million and ¥19,632 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2020 mainly consisted of ¥538 million in Corporate Financial Services and Maintenance Leasing segment and ¥1,114 million in Environment and Energy segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2021 mainly consisted of ¥678 million in Corporate Financial Services and Maintenance Leasing segment, ¥3,932 million in Environment and Energy segment, ¥9,427 million in ORIX USA segment and ¥5,560 million in Asia and Australia segment.
(3) Determination of divestitures
During the three months ended December 31, 2021, the Company has determined to sell the business of Yayoi Corporation, which is a consolidated subsidiary of the Company. The sale is expected to be completed during fiscal 2022. In the Company’s consolidated balance sheets as of December 31, 2021, the assets or debts of the business are mainly recognized as other assets of ¥96,052 million, other liabilities of ¥14,536 million and current and deferred income taxes of ¥10,496 million. Neither gain nor loss was recognized as the related assets and liabilities are classified as held for sale. These related assets and liabilities are included in Corporate Financial Services and Maintenance Leasing segment.